Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
6.	Leases

Lease arrangements, under which the Company acts as the lessor

Charter agreements:

During the years ended December 31, 2024 and 2025, the Company operated two vessels (M/T’s Eco West Coast and Eco Malibu) under time charters with Clearlake Shipping Pte Ltd (“Clearlake”).

Future minimum time-charter receipts of the Company’s vessels in operation as of December 31, 2025, based on commitments relating to its non-cancellable time charter contracts as of December 31, 2025, are as follows:

Year ending December 31,	Time Charter receipts
2026	22,666
2027	21,950
2028	21,952
2029	21,892
2030 and thereafter	18,894
Total	107,354

In arriving at the minimum future charter revenues, it has been assumed that no off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.